COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments And Contingencies [Abstract]
Disclosure of commitments and contingencies [Table Text Block]
2024	14,030
2025	6,071
2026	1,120
2027	-
2028 and thereafter	-
Total commitments	21,221